Investment Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investments Securities
Investment Securities
The amortized cost and fair value of investment securities are shown in the following table. Management performs a quarterly evaluation of investment securities for any other-than-temporary impairment.

During 2012, there were $54,000 in investment securities deemed to be other-than-temporarily impaired, related to an equity investment in a financial institution. During 2011, there were no investment securities deemed to be other-than-temporarily impaired. During 2010, Park recognized an other-than-temporary impairment charge of $23,000, related to an equity investment in a financial institution.

Investment securities at December 31, 2012 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$695,655	$1,352	$1,280	$695,727
Obligations of states and political subdivisions	984	19	—	1,003
U.S. Government sponsored entities’ asset-backed securities	401,882	14,067	447	415,502
Other equity securities	1,137	1,085	—	2,222
Total	$1,099,658	$16,523	$1,727	$1,114,454
2012:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$570	$2	$—	$572
U.S. Government sponsored entities’ asset-backed securities	400,820	9,351	38	410,133
Total	$401,390	$9,353	$38	$410,705

Park’s U.S. Government sponsored entity asset-backed securities consisted of 15-year mortgage-backed securities and collateralized mortgage obligations (CMOs). At December 31, 2012, the amortized cost of Park’s available-for-sale and held-to-maturity mortgage-backed securities was $277.8 million and $0.1 million, respectively. At December 31, 2012, the amortized cost of Park's available-for-sale and held-to-maturity CMOs was $124.1 million and $400.7 million, respectively.

Other investment securities (as shown on the Consolidated Balance Sheets) consist of stock investments in the Federal Home Loan Bank ("FHLB") and the Federal Reserve Bank ("FRB"). These restricted stock investments are carried at their redemption value. Park owned $59.0 million of FHLB stock and $6.9 million of FRB stock at December 31, 2012. Park owned $60.7 million of FHLB stock and $6.9 million of FRB stock at December 31, 2011.

Management does not believe any individual unrealized loss as of December 31, 2012 or December 31, 2011, represents other-than-temporary impairment. The unrealized losses on debt securities are primarily the result of interest rate changes. These conditions will not prohibit Park from receiving its contractual principal and interest payments on these debt securities. The fair value of these debt securities is expected to recover as payments are received on these securities and they approach maturity. Should the impairment of any of these securities become other-than-temporary, the cost basis of the investment will be reduced and the resulting loss recognized in net income in the period the other-than-temporary impairment is identified.

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2012:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2012:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$177,470	$1,280	$—	$—	$177,470	$1,280
U.S. Government sponsored entities' asset-backed securities	123,631	447	—	—	123,631	447
Total	$301,101	$1,727	$—	$—	$301,101	$1,727
2012:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$10,120	$38	$—	$—	$10,120	$38

Investment securities at December 31, 2011 were as follows:

(In thousands)	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Estimated Fair Value
2011:
Securities Available-for-Sale
Obligations of U.S. Treasury and other U.S. Government sponsored entities	$370,043	$1,614	$—	$371,657
Obligations of states and political subdivisions	2,616	44	—	2,660
U.S. Government sponsored entities’ asset-backed securities	427,300	16,995	—	444,295
Other equity securities	1,188	877	32	2,033
Total	$801,147	$19,530	$32	$820,645
2011:
Securities Held-to-Maturity
Obligations of states and political subdivisions	$1,992	$5	$—	$1,997
U.S. Government sponsored entities’ asset-backed securities	818,232	14,377	32	832,577
Total	$820,224	$14,382	$32	$834,574

The following table provides detail on investment securities with unrealized losses aggregated by investment category and length of time the individual securities had been in a continuous loss position at December 31, 2011:

	Less than 12 Months		12 Months or Longer		Total
(In thousands)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
2011:
Securities Available-for-Sale
Other equity securities	$—	$—	$80	$32	$80	$32
2011:
Securities Held-to-Maturity
U.S. Government sponsored entities’ asset-backed securities	$—	$—	$38,775	$32	$38,775	$32

The amortized cost and estimated fair value of investments in debt securities at December 31, 2012, are shown in the following table by contractual maturity or the expected call date, except for asset-backed securities, which are shown as a single total, due to the unpredictability of the timing in principal repayments.

(In thousands)	Amortized Cost	Estimated Fair Value
Securities Available-for-Sale
U.S. Treasury and other U.S. Government sponsored entities’ notes:
Due within one year	$516,905	$518,257
Due one through five years	123,750	122,912
Due five through ten years	55,000	54,558
Total	$695,655	$695,727
Obligations of states and political subdivisions:
Due within one year	$984	$1,003
Total	$984	$1,003
U.S. Government sponsored entities’ asset-backed securities:
Total	$401,882	$415,502
Securities Held-to-Maturity
Obligations of states and political subdivisions:
Due within one year	$570	$572
Total	$570	$572
U.S. Government sponsored entities’ asset-backed securities:
Total	$400,820	$410,133

Approximately $695.7 million of Park’s securities shown in the above table as U.S. Treasury and other U.S. Government sponsored entities' notes are callable notes. These callable securities have a final maturity of 9 to 15 years, but are shown in the table at their expected call date.

Investment securities having a book value of $1,364 million and $1,548 million at December 31, 2012 and 2011, respectively, were pledged to collateralize government and trust department deposits in accordance with federal and state requirements, to secure repurchase agreements sold and as collateral for Federal Home Loan Bank (FHLB) advance borrowings.

At December 31, 2012, $655 million was pledged for government and trust department deposits, $667 million was pledged to secure repurchase agreements and $41 million was pledged as collateral for FHLB advance borrowings. At December 31, 2011, $813 million was pledged for government and trust department deposits, $669 million was pledged to secure repurchase agreements and $66 million was pledged as collateral for FHLB advance borrowings.

At December 31, 2012, there were no holdings of securities of any one issuer, other than the U.S. Government and its agencies, in an amount greater than 10% of shareholders’ equity.

During 2012, Park had no sales of investment securities. During 2011, Park received proceeds from the sale of investment securities of $610.0 million, realizing a pre-tax gain of $28.8 million ($18.7 million after-tax). Certain of the investment securities sold in 2011 included all investment securities (AFS and HTM) held by Vision, which were sold in preparation of the sale of the business to Centennial. There were no HTM securities sold by PNB in 2011. During 2010, Park sold $460.2 million of U.S. Government sponsored entity mortgage-backed securities, realizing a pre-tax gain of $11.9 million ($7.7 million after-tax). No gross losses were realized in 2012, 2011 or 2010.